Note 10 - Fair Value Measurement - Details of Fair Value Adjustment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total fair value adjustments, net	$ (5,945)	$ 3,388	$ 8,332	$ 3,541	$ 1,735
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unrealized gain (loss) on investments in equity securities	$ (19,285)	$ 3,641	$ 40,914	$ 3,703	$ (243)
Unrealized gain on equity securities investments	Change in fair value of derivative contracts designated as hedge transactions and other	Change in fair value of derivative contracts designated as hedge transactions and other	Unrealized (loss) gain on derivative contracts designated as hedge transactions	Unrealized (loss) gain on derivative contracts designated as hedge transactions	Unrealized (loss) gain on derivative contracts designated as hedge transactions
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss (gain) on derivative contracts	$ (10,335)	$ (253)	$ (43,568)	$ (162)	$ 1,978
Securities Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss (gain) on derivative contracts	$ 23,675	$ 0	$ 10,986	$ 0	$ 0